Profit from Operations - Other Operating Income - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
BRAZIL
Profit From Operations [Line Items]
Adjustment to income tax expense	£ 58	£ 86